INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Finite-Lived Intangible Assets [Line Items]
Cost	¥ 266,625		¥ 267,162	$ 40,945
Accumulated amortization	(80,275)		(82,919)	(12,708)
Impairment of intangible assets	(181,845)		(181,845)	(27,869)
Intangible assets, net	4,505		2,398	368
Impairment of intangible assets	(181,845)	¥ 0
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	27,887		28,424	4,356
Accumulated amortization	(20,632)		(23,154)	(3,549)
Impairment of intangible assets	(3,547)		(3,547)	(543)
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	151,177		151,177	23,169
Accumulated amortization	(37,767)		(37,768)	(5,788)
Impairment of intangible assets	(113,409)		(113,409)	(17,381)
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,512		1,512	232
Accumulated amortization	(724)		(837)	(128)
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	86,049		86,049	13,188
Accumulated amortization	(21,152)		(21,160)	(3,243)
Impairment of intangible assets	¥ (64,889)		¥ (64,889)	$ (9,945)